Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005539 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000005539 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000005539 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005539 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005539 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005539 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005539 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005539 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000005539 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005539 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005539 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005539 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005539 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005539 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005539 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005539 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005539 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000193178 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000193178 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000193178 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193178 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193178 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193178 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000193178 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193178 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000193178 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000193178 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193178 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000193178 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193178 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193178 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193178 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193178 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193178 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	12.60%